Short and long-term documents: Summary of integration of the debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-term debt:
Principal amortization	$ (224,914)		$ (200,535)		$ (222,568)
Long	10,064,073		8,404,199
Fair value	2,823,710		3,402,199
Senior secured notes due on March 22, 2035
Long-term debt:
Credit line	10,758,317		8,983,824			$ 600,000	$ 600,000
Interest	(25,516)	$ (2,071)	(35,042)	$ (2,071)
Principal amortization	(224,914)		(200,535)
Short	443,814		344,048
Long	10,064,073		8,404,199
Fair value	10,715,991		9,027,415
Bond One
Long-term debt:
Credit line	6,601,077		5,553,784			400,000	400,000
Interest	(82,332)	(3,961)	(35,047)	(4,804)
Principal amortization	(224,914)		(200,535)
Short	386,998		297,803
Long	5,906,833		5,020,399
Fair value	6,662,935		5,702,759
Bond Two
Long-term debt:
Credit line	4,157,240		3,430,040			$ 200,000	$ 200,000
Interest	(56,816)	$ (2,733)	(5)	$ (2,733)
Short	56,816		46,245
Long	4,157,240		3,383,800
Fair value	$ 4,053,056		$ 3,324,656